Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth certain compensation information for the Company’s two principal executive officers (“PEOs”) during the
2020-22
period (CEOs, Andrew Lane and Robert Saltiel), the average compensation during each year in that period for the other NEOs, the cumulative total shareholder return of MRC Global and the companies in the Philadelphia Oil Services Index (expressed as the annual amount of $100 invested in each at the end of 2019) and MRC Global’s annual
Net Income and adjusted EBITDA
.

Pay vs. Performance (1)
							Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO (2) (4)	Compensation Actually Paid to Second PEO (3) (4)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs (4) (5)	Total Shareholder Return (6)	Philadelphia Oil Services Index Total Shareholder Return (6)	Net Income	Adjusted EBITDA (7)
2022	—	$6,206,019	—	$11,019,566	$1,633,774	$2,549,179	$85	$107	$ 75,000,000	$261,000,000
2021	$1,067,972	$5,922,877	-$ 103,009	$ 4,521,852	$1,491,918	$1,211,125	$50	$ 67	-$ 14,000,000	$146,000,000
2020	$8,436,273	—	$2,407,746	—	$1,113,767	$ 175,299	$49	$ 57	-$274,000,000	$ 97,000,000

(1)
MRC Global’s first principal executive officer (“PEO”) for
2020-21
was Andrew Lane. MRC Global’s second principal executive officer for
2021-22
was Robert Saltiel. MRC Global’s other NEOs for 2020 were Kelly Youngblood, Daniel Churay, Grant Bates, Robert Stein and James Braun. MRC Global’s other NEOs for 2021 were Kelly Youngblood, Daniel Churay, Grant Bates, John Bowhay and Karl Witt. MRC Global’s other NEOs for 2022 were Kelly Youngblood, Daniel Churay, Grant Bates and Rance Long.

(2)
For MRC Global’s first PEO, Andrew Lane, 2021 compensation actually paid reflects 2021 total compensation reported in Summary Compensation Table of $1,067,972 with the following modifications: (i) less the aggregate equity compensation reported in the 2021 Summary Compensation Table of $797,807 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of -$972,078 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of $598,904. 2020 compensation actually paid reflects 2020 total compensation reported in Summary Compensation Table of $8,436,273 with the following modifications: (i) less the aggregate equity compensation reported in the 2020 Summary Compensation Table of $6,862,393 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $1,784,801 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of -$950,935.

(3)
For MRC Global’s second PEO, Robert Saltiel, 2022 compensation actually paid reflects 2022 total compensation reported in Summary Compensation Table of $6,206,019 with the following modifications: (i) less the aggregate equity compensation reported in the 2022 Summary Compensation Table of $3,578,576 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $8,104,077 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of $288,045. 2021 compensation actually paid reflects 2021 total compensation reported in Summary Compensation Table of $5,922,877 with the following modifications: (i) less the aggregate equity compensation reported in the 2021 Summary Compensation Table of $4,804,408 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $3,403,383.

(4)
The fair value as of the applicable fiscal year end (prior to vesting) for RSUs and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For 2020 and 2021, the PSUs vest at the end of a three-year performance period with payouts ranging from 0% - 200% for both the relative TSR component and the RANCE component. For 2022, the PSUs vest at the end of a three-year period based on relative TSR performance for each of four periods with payouts ranging from 0% - 200%. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in the OSX index (plus NOW Inc. and, for 2022, the Russell 2000 Index).With respect to the RANCE component, to the extent it becomes likely that the RANCE component will be above or below target, the number of shares for the RANCE component was adjusted to take into account the performance.

(5)
For MRC Global’s
non-PEO
NEOs, 2022 average compensation actually paid reflects 2022 average total compensation reported in Summary Compensation Table of $1,633,774 with the following modifications: (i) less the average aggregate equity compensation reported in the 2022 Summary Compensation Table of $643,889 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $1,461,652 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of $97,642. 2021 average compensation actually paid reflects 2021 average total compensation reported in Summary Compensation Table of $1,491,918 with the following modifications: (i) less the average aggregate equity compensation reported in the 2021 Summary Compensation Table of $780,052 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $439,798 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of $59,462. 2020 average compensation actually paid reflects 2020 average total compensation reported in Summary Compensation Table of $1,113,767 with the following modifications: (i) less the average aggregate equity compensation reported in the 2020 Summary Compensation Table of $463,921 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year end of -$341,654 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of -$132,893.

(6)	Total shareholder return is based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.

(7)
The Board, and its Compensation & Human Capital Committee, determined that Adjusted EBITDA was the most important financial performance measure that the Company used to link compensation actually paid to our NEOs to financial performance for 2022. The Company and investors use Adjusted EBITDA to assess the performance of MRC Global’s business over time and against similar companies. Adjusted EBITDA directly impacts the executive annual cash bonus payments. We believe adjusted EBITDA provides investors a helpful measure for comparing our operating performance with the performance of other companies that may have different financing and capital structures or tax rates. We believe it is a useful indicator of our operating performance without regard to items, such as amortization of intangibles, which can vary substantially from company to company depending upon the nature and extent of acquisitions.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]	MRC Global’s other NEOs for 2020 were Kelly Youngblood, Daniel Churay, Grant Bates, Robert Stein and James Braun. MRC Global’s other NEOs for 2021 were Kelly Youngblood, Daniel Churay, Grant Bates, John Bowhay and Karl Witt. MRC Global’s other NEOs for 2022 were Kelly Youngblood, Daniel Churay, Grant Bates and Rance Long.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return is based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For MRC Global’s first PEO, Andrew Lane, 2021 compensation actually paid reflects 2021 total compensation reported in Summary Compensation Table of $1,067,972 with the following modifications: (i) less the aggregate equity compensation reported in the 2021 Summary Compensation Table of $797,807 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of -$972,078 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of $598,904. 2020 compensation actually paid reflects 2020 total compensation reported in Summary Compensation Table of $8,436,273 with the following modifications: (i) less the aggregate equity compensation reported in the 2020 Summary Compensation Table of $6,862,393 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $1,784,801 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of -$950,935.

(3)
For MRC Global’s second PEO, Robert Saltiel, 2022 compensation actually paid reflects 2022 total compensation reported in Summary Compensation Table of $6,206,019 with the following modifications: (i) less the aggregate equity compensation reported in the 2022 Summary Compensation Table of $3,578,576 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $8,104,077 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of $288,045. 2021 compensation actually paid reflects 2021 total compensation reported in Summary Compensation Table of $5,922,877 with the following modifications: (i) less the aggregate equity compensation reported in the 2021 Summary Compensation Table of $4,804,408 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $3,403,383.

Non-PEO NEO Average Total Compensation Amount	$ 1,633,774	$ 1,491,918	$ 1,113,767
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,549,179	1,211,125	175,299
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
For MRC Global’s
non-PEO
NEOs, 2022 average compensation actually paid reflects 2022 average total compensation reported in Summary Compensation Table of $1,633,774 with the following modifications: (i) less the average aggregate equity compensation reported in the 2022 Summary Compensation Table of $643,889 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $1,461,652 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of $97,642. 2021 average compensation actually paid reflects 2021 average total compensation reported in Summary Compensation Table of $1,491,918 with the following modifications: (i) less the average aggregate equity compensation reported in the 2021 Summary Compensation Table of $780,052 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year-end
of $439,798 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of $59,462. 2020 average compensation actually paid reflects 2020 average total compensation reported in Summary Compensation Table of $1,113,767 with the following modifications: (i) less the average aggregate equity compensation reported in the 2020 Summary Compensation Table of $463,921 (ii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year end of -$341,654 (iii) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year of -$132,893.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graphs show the relationship between MRC Global’s cumulative total shareholder return since December 31, 2019 each year through the end of 2022 and the cumulative total shareholder return of the companies in the Philadelphia Oil Services Index as well as Compensation Actually Paid as set forth in the Pay vs Performance Chart above. For further information see page 24 of the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022 that has been filed with the SEC.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph shows the relationship between each of Net Income and adjusted EBITDA and compensation actually paid for our PEOs and the average of the other NEOs in each year. Compensation actually paid does not reflect the compensation that the N
E
Os will ultimately realize as it includes changes in unvested equity value.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph shows the relationship between each of Net Income and adjusted EBITDA and compensation actually paid for our PEOs and the average of the other NEOs in each year. Compensation actually paid does not reflect the compensation that the N
E
Os will ultimately realize as it includes changes in unvested equity value.

Tabular List [Table Text Block]
The following table sets forth the six principal compensation measures that the Company used to measure the performance of its executive officers, including the NEOs, during 2022.

2022 Compensation Performance Measures
Adjusted EBITDA
TRIR
LWDR
3-Year RANCE
3-Year RANCE, adjusted for LIFO
3-Year Relative TSR

Total Shareholder Return Amount	$ 85	50	49
Peer Group Total Shareholder Return Amount	107	67	57
Net Income (Loss)	$ 75,000,000	$ (14,000,000)	$ (274,000,000)
Company Selected Measure Amount	261,000,000	146,000,000	97,000,000
Incentive	$ 500,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TRIR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	LWDR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	3-Year RANCE
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	3-Year RANCE, adjusted for LIFO
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Relative TSR
Andrew Lane [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,067,972	$ 8,436,273
PEO Actually Paid Compensation Amount		$ (103,009)	$ 2,407,746
PEO Name		Andrew Lane	Andrew Lane
Robert Saltiel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,206,019	$ 5,922,877
PEO Actually Paid Compensation Amount	$ 11,019,566	$ 4,521,852
PEO Name	Robert Saltiel	Robert Saltiel
Salary	$ 825,000
PEO [Member] | Andrew Lane [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (950,935)
PEO [Member] | Andrew Lane [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 797,807	6,862,393
PEO [Member] | Andrew Lane [Member] | change in Equity Fair Value Accrued for Equity Awards Outstanding as of Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(972,078)	1,784,801
PEO [Member] | Andrew Lane [Member] | Plus the Aggregate Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		598,904
PEO [Member] | Robert Saltiel [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,578,576	4,804,408
PEO [Member] | Robert Saltiel [Member] | change in Equity Fair Value Accrued for Equity Awards Outstanding as of Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,104,077	3,403,383
PEO [Member] | Robert Saltiel [Member] | Plus the Aggregate Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	288,045
Non-PEO NEO [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	643,889	780,052	463,921
Non-PEO NEO [Member] | change in Equity Fair Value Accrued for Equity Awards Outstanding as of Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,461,652	439,798	(341,654)
Non-PEO NEO [Member] | Plus the Aggregate Change in Equity Fair Value up to Any Applicable Vesting Event for Equity Awards Vesting During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 97,642	$ 59,462	$ (132,893)